CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED INCOME STATEMENTS
Revenues			$ 630.6	$ 604.5
Operating expenses			371.9	325.4
Depreciation and depletion			240.6	239.9
Revenue less cost of goods sold			18.1	39.2
Corporate administration			17.6	23.2
Corporate restructuring	[1]		1.1	4.1
Share-based payment expenses			1.7	0.7
Exploration and business development			5.6	3.0
Asset impairment		$ 671.1	0.0	1,054.8
Loss from operations			(7.9)	(1,046.6)
Finance income			2.2	1.5
Finance costs			(62.6)	(69.0)
Other (losses) gains			(5.6)	18.1
Loss before taxes			(73.9)	(1,096.0)
Income tax recovery			0.4	10.4
Loss from continuing operations(2)	[2]		(73.5)	(1,085.6)
Loss from discontinued operations, net of tax(2)	[2]		0.0	(154.9)
Net loss			$ (73.5)	$ (1,240.5)
Loss from continuing operations per share
Basic			$ (0.12)	$ (1.88)
Diluted			(0.12)	(1.88)
Net loss per share
Basic			(0.12)	(2.14)
Diluted			$ (0.12)	$ (2.14)
Weighted average number of shares outstanding (in millions)
Basic			611,100,000	578,700,000
Diluted			611,100,000	578,700,000

[1]	During 2019 and 2018, the Company recognized restructuring charges of $1.1 million and $4.1million respectively related to severance and other termination benefits.
[2]	In the prior year period, Peak Mines and Mesquite were classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 16 for further details.